GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Indefinite lived intangible assets	$ 31,628	$ 31,454
Finite lived intangible assets, net	141,440	197,533
Amortization of finite lived intangible assets	56,841	56,809	$ 57,237
Trademarks [Member] | Mocha Clubs [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite lived intangible assets	4,215	4,193
Internal-use Software [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, net	27,413	27,261
Finite lived intangible assets, gross	30,353	27,958
Finite lived intangible assets, accumulated amortization	2,940	697
Amortization of finite lived intangible assets	2,232	$ 697
Amortization of finite lived intangible assets, year 2020	2,512
Amortization of finite lived intangible assets, year 2021	2,512
Amortization of finite lived intangible assets, year 2022	1,990
Amortization of finite lived intangible assets, year 2023	1,943
Amortization of finite lived intangible assets, year 2024	1,943
Amortization of finite lived intangible assets, after year 2024	$ 16,513